BROWN ADVISORY FUNDS

Brown Advisory Mid-Cap Growth Fund
(the “Fund”)

Institutional Shares (BAFMX)
Investor Shares (BMIDX)
Advisor Shares (Not Available for Sale)

Supplement dated March 31, 2021
to the Summary Prospectus and Prospectus dated October 31, 2020

This supplement serves as notification of, and provides information regarding, certain changes to the Fund.

1.    Portfolio Managers for the Fund

Effective as of March 31, 2021, Emmy Wachtmeister, CFA, will serve as an associate portfolio manager to the Fund. Christopher A. Berrier and George Sakellaris, CFA, will continue to serve as portfolio managers of the Fund and will each continue to retain equal and final decision-making authority in the day-to-day management of the Fund’s portfolio.

Emmy Wachtmeister, CFA, serves as an equity research analyst in the Technology sector at Brown Advisory LLC. Prior to joining Brown Advisory in 2013, Ms. Wachtmeister worked in equity research at Morgan Stanley. She received a B.A. from Washington and Lee University in 2011.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference

BROWN ADVISORY FUNDS

Brown Advisory Mid-Cap Growth Fund
(the “Fund”)

Institutional Shares (BAFMX)
Investor Shares (BMIDX)
Advisor Shares (Not Available for Sale)

Supplement dated March 31, 2021
to the Statement of Additional Information (“SAI”) dated October 31, 2020

This supplement serves as notification of, and provides information regarding, certain changes to the Fund.

1. Portfolio Managers for the Fund

Effective as of March 31, 2021, Emmy Wachtmeister, CFA, will serve as an associate portfolio manager to the Fund.

a.Accordingly, the table in the SAI section entitled “Management – Investment Adviser – Information Regarding Portfolio Managers – Other Accounts Under Management” is amended with the following information:

As of January 31, 2021, Ms. Wachtmeister managed six other accounts with assets of approximately $21 million

a.In addition, the table in the SAI section entitled “Management – Investment Adviser – Information Regarding Portfolio Managers – Portfolio Managers Ownership in the Funds” is amended with the following information:

As of January 31, 2021, Ms. Wachtmeister beneficially owned shares of the Fund in the range between $500,001 - $1 million.

Investors should retain this supplement for future reference